BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION

2.	BASIS OF PREPARATION

2.1	Statement of compliance

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements provide comparative information in respect of the previous period.

Company’s management certifies that all relevant and material information in financial statements is being disclosed, which is used by management in its administration of the Company.

On May 16, 2022, the Company’s Audit Committee authorized the issuance of the consolidated financial statements as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019.

2.2    Basis of measurement

The consolidated financial statements were prepared on a historical cost basis, except in the case of certain financial instruments and assets as held for sale which are measured at fair value and fair value less costs to sell, in accordance with the standards applicable, as detailed in Note 31 and 32, respectively.

2.3	Functional currency and presentation currency

The consolidated financial statements are presented in Reais, which is the functional currency of the Company and its subsidiaries, joint ventures and affiliates, and all amounts are rounded to the nearest million, except when otherwise indicated.

Transactions in foreign currency were converted to Reais at the exchange rate as of the transaction date. Balances of monetary assets and liabilities denominated in foreign currency are translated to Reais at the exchange rates at the reporting date. Foreign exchange gains and losses resulting from the settlement or translation of assets and liabilities denominated in foreign currency are recorded in finance income and cost in the consolidated statement of income.

2.4	Use of estimates and judgments

Preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Uncertainties about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Estimates and assumptions are periodically reviewed, using as a reference both historical experience and any significant change in scenarios that could affect the Company’s financial position or results of operations. Revisions in relation to accounting estimates are recognized in the period in which the estimates are reviewed, and in any future periods affected.

The main estimates and judgments that have a signficant effect in the amounts recognized in the financial statements are as follows:

■  Provision for expected credit losses of accounts receivable — Note 8;

■  Deferred income tax and social contribution tax — Note 10;

■  Financial assets and liabilities of the concession — Note 14;

■  Concession contract assets — Note 15;

■  Investments — Note 16;

■  Property, plant and equipment (“PP&E”) and useful life of assets — Note 17;

■  Intangible assets and useful life of assets — Note 18;

■  Leasing transaction — Note 19;

■  Amounts to be refunded to customers — Note 21;

■  Employee post-employment obligations — Note 24;

■  Provisions — Note 25;

■  Unbilled revenue — Note 27;

■  Financial instruments measurement and fair value measurement — Note 31;

■  Assets held for sale measurement — Note 32.

The settlement of the transactions involving those estimates may result in amounts different from those recorded in the financial statements due to the uncertainty inherent to the estimation process. The Company reviews its significant estimates at least annually.

2.5    New accounting standards, interpretation or amendments of accounting standards, applied for the first time in 2021

The Company applied the amendments of IFRS 16, effective for annual periods beginning January 1, 2021 or later, which provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic, when certain conditions are met, as a practical expedient.

These amendments had no material impact on the consolidated financial statements of the Company.

2.6    Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

IAS 1 — Classification of Liabilities as Current or Non-current: In January 2020, the IASB issued amendments the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify: (I) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and must be applied retrospectively.

IAS 16 - Property, Plant and Equipment — Proceeds before intended use: In May 2020, the IASB issued amendments to IAS 16 which prohibits entities deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, these proceeds from the selling such items and the costs of producing those items must be recognized in profit or loss. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

IFRS 3 — Business Combinations — Amendment to ‘Reference to the Conceptual Framework’: As well as the changes related to the reference to the Conceptual Framework, which did not significantly alter the standards required, the Board added an exception to the recognition principle in IFRS 3, aiming to avoid the issue of potential “Day 2” gains and losses arising from such liabilities and contingent liabilities as are within the scope of IAS 37 or IFRIC 21, if incurred separately. The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and apply prospectively.

IAS 37 — Provisions, Contingent liabilities and Contingent assets — Onerous Contracts: The amendment specifies which costs an entity needs to include when assessing whether a contract is onerous or loss-making. It applies a “directly-related cost approach”: Costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the terms of the contract. . The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and its application is prospective. The Company do not expect any impacts arising from this amendment, which will be applied to contracts whose obligations have not been fullfilled at the beginning of the annual period in which they are first adopted.

IFRS 9 - Financial Instruments — Commissions and fees in the ‘10 per cent’ test for derecognition of financial liabilities. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. The amendment is effective for annual reporting periods beginning on or after January 1st, 2022 and applies prospectively.

IAS 08 — Accounting Policies, Changes in Accounting Estimates and Correction of Errors: The amendments clarify the distinction between changes in accounting estimates, changes in accounting policies and correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates The amendments are effective for annual reporting periods beginning on or after 1 January 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period.

IAS 01 and IFRS Practice Statement 2 – Making Materiality Judgements – Disclosure of accounting policies: These amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. These amendments are applicable for annual periods beginning on or after 1 January 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.

2.7	Summary of significant accounting policies

The significant accounting policies described below have been applied consistently to all the periods presented in the consolidated financial statements, except for the practices which were applied prospectively as from 2021, in accordance with the standards and regulations described in Item 2.1 — Compliance statement.

The accounting policies relating to Company’s present operations that require judgment and the use of specific valuation criteria are the following:

a)	Financial instruments

Financial instruments are classified, at initial recognition, as measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss, depending on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.

Fair value through profit or loss: this includes the concession financial assets related to energy and gas distribution segment infrastructure. The financial assets related to energy distribution infrastructure are measured at the expected New Replacement Value (Valor Novo de Reposição, or VNR), as defined in the concession agreement, which represent the fair value of the residual value of the infrastructure as of the balance sheet date. The financial assets related to gas distribution infrastructure are measured based on the fair value of the indemnity established in the concession contract. The Company recognizes a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of the grantor for the services of construction and maintenance of the infrastructure.

This category also include cash equivalents, marketable securities not classified at amortized cost, derivative financial instruments and indemnities receivable from the generation assets.

Cash and cash equivalents comprise cash at banks and on hand and short-term highly liquid deposits, subject to an insignificant risk of changes in value, maintained to carry out the Company’s short-term cash management.

The disclosures about the main assumptions used in fair value measurement are summarized in the respective notes.

Derivative financial instruments (Swap transactions and call spread): The Company maintains derivative instruments to manage its exposure to the risks of changes in foreign currency exchange rates (US dollar). Derivative instruments are recognized initially at their fair value and the related transaction costs are recognized in the Statement of income when they are incurred. After initial recognition, derivatives are measured at fair value and changes in fair value are recorded in the Consolidated Statement of Income.

Derivative financial instruments (Put options) — The options to sell to Cemig GT units of the FIP Melbourne and FIP Malbec funds (‘the SAAG PUT’) were measured at fair value using the Black-Scholes-Merton (BSM) method until the exercising date of the options, that occurred in 2020.

Amortized cost: This includes accounts receivables from customers, traders and concession holders; restricted cash; escrow deposits in litigation; marketable securities with the intention of holding them until maturity and the terms of their contracts originate known cash flows that constitute exclusively payments of principal and interest; concession financial assets related to generation concession grant fee; accounts receivable from related parties; suppliers; loans and debentures; debt agreed with the pension fund (Forluz); concessions payable; the Minas Gerais State PRCT Tax Amnesty Program; assets and liabilities related to the CVA account and Other financial components in tariff adjustments; the low-income subsidy; reimbursement of tariff subsidies; and other credits.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (EIR). Gains and losses are recognized in profit or loss when the asset is derecognised, modified or impaired.

Additional disclosures of financial instruments are presented in Note 31. Information of expected credit losses is presented in Note 8.

b)	Receivables from customers, traders and concession holders

Accounts receivable from customers, traders and power transport concession holders are initially recognized at the sales value and subsequently measured at amortized cost. These receivables are stated including sales tax and net of withholding taxes, which are recognized as recoverable taxes.

In order to estimate future losses on receivables, the Cemig D adopted a simplified approach, considered that the accounts receivable from customers do not have significant financial components, and calculated the expected loss considering the historical average of non-collection over the total billed in each month (based on the last 24 months of billing), segregated by type of customer and projected for the next 12 months, taking into account the age of maturity of invoices, including those not yet due and unbilled.

The expected losses for overdue accounts of customers that renegotiated their debt is measured based on the maturity date of the original invoice, despite the new terms negotiated. Expected losses are fully recognized for accounts overdue for more than 12 months.

Expected losses for invoices unbilled, not yet due or less than 12 months past due are measured according to the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.

For large customers, the provision for doubtful receivables is recorded based on estimates by Management, in an amount sufficient to cover probable losses. The main criteria used by the Company are: (i) customers with significant open balances, the receivable balance is analyzed based on the debt history, negotiations in progress, and asset guarantees; and (ii) for large customers, an individual analysis of the debtors and the initiatives in progress to realize the receivables.

The Annual Permitted Revenue (‘Receita Anual Permitida’ - RAP) is the consideration received as revenue from the investment in the national grid as well as the construction or upgrades, operation and maintenance services. The revenues from the energy transmission concession contracts is recognized when the performance obligations are satisfied. The contract asset is reclassified to financial asset, falling within the scope of IFRS 9, after the issuance of the credit notice, monthly issued by ONS, authorizing RAP billing, which is when the right to consideration is unconditional. Revenues are recognized at the transaction price and the assets are subsequently measured at amortized cost, using the effective interest rate method, adjusted by impairment losses, when applicable, and recognizing the deferred taxes. As required by IFRS 9 – Financial Instruments, the financial asset carrying amount is analyzed and, when applicable, a loss allowance for expected credit losses is recognized.

c)	Investments in affiliates and jointly controlled entities

The Company hold investments in affiliates and jointly controlled entities. The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. These investments are accounted using the equity method and are initially recognized at acquisition cost, equivalent to the consideration transferred measured at fair value at the acquisition date.

The difference between the amount paid (the cost of the investment) and the entity’s share of the net fair value is recognized in Investments as:

(i)       added value, when the economic basis is substantially related to the fair value of the net assets of the subsidiary acquired; and

(ii)       goodwill premium, when the amount paid is higher than the fair value of the net assets, and this difference represents the expectation of generation of future value.

The goodwill premium arising from the acquisition is tested annually for impairment.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its affiliates or jointly controlled entities. At each reporting date, the Company determines whether there is objective evidence that the investment in the affiliates or jointly controlled entities is impaired. If there is such evidence, the investment carrying amount is subject to impairment testing.

The financial statements of the associates and jointly controlled subsidiaries are prepared for the same reporting periods as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

The Company’s interest in consortia is accounted in accordance with IFRS 11 — Joint ventures, and these investments are recognized in accordance with the Company’s participation in any assets and/or liabilities held or assumed jointly. The result of these investments is recognized in proportion to the Company’s participation in the sale of energy produced by the joint operation as well as in its expenses.

d)	Business combinations

A business combination occurs when the Company acquires control of a business, whatever its legal form. The Company determines that it has acquired a business when the group of activities and assets acquired includes, at least, an input — entry of funds, and a substantive process, which together contribute materially to the capacity to generate output — an outflow of funds.

The Company accounts business combinations using the acquisition method. Thus, the cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date at fair value, as well as the amount of any non-controlling interests. Goodwill is initially measured at cost, as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.

In the process of allocating the purchase price at the acquisition-date of subsidiaries that holds a concession, the fair value relating to the identifiable right to commercial operation of the regulated activity is recognized as an intangible assets with a finite useful life.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.

e)	Concession assets

Energy and Gas Distribution segment: Concession infrastructure under construction is initially recorded as contract assets, in accordance with IFRS 15 and IFRIC 12, considering that the Company is entitled to consideration for performance completed to date, and, only when the construction phases ends, has the right to charge for the services provided to customers or receive an indemnity at the end of the concession period for assets not yet amortized. Construction revenues equivalent to new infrastructure are measured at construction cost plus margin. Construction cost include borrowing costs. Once the assets start operations, and the performance obligation in relation to the construction service is fulfilled, such assets are reclassified or allocated to financial assets or intangible assets.

The portion of the infrastructure to be amortized during the concession period is recorded as an intangible asset, as provided for in IFRIC 12 – Concession contracts, and subsequently measured at cost less amortization. The amortization rates reflect the expected pattern of their consumption and are measured based on the asset carrying amount using the straight-line method.

The Company recognizes a financial asset for the residual value of the infrastructure at the end of the concession, representing an unconditional right to receive cash or another financial asset directly from the Grantor. This portion is subsequently measured at the estimated fair value, which represents the Replacement Value (Valor Novo de reposição, or VNR), based on the Regulatory Remuneration Base of Assets ratified by the grantor (through the regulator Aneel) in the tariff review processes.

Transmission segment: When construction is finalized, concession infrastructure assets remain as contract asset, considering the existence of performance obligations during the concession period, represented by the network construction, operation and maintenance, as there is no unconditional right to receive the consideration for the construction service unless the company operates and maintains the infrastructure. The contract asset is reclassified as a financial asset (accounts receivable) only after the performance obligation to operate and maintain the infrastructure is satisfied, since from that point nothing more than the passage of time is necessary for the consideration to be received. The cost related to the infrastructure construction is recognized as incurred in the statement of income. The construction or upgrade services revenues are recognized in accordance with the stage of completion of the construction service, based on the costs actually incurred, including construction margin.

The margin added to the performance obligation related to the construction and improvements is based on Company’s expectations regarding its project’s profitability.

When adjusting the amount of consideration for the concession contract asset financing component, the Company uses the discount rate which reflects the Company’s estimation of the financing of the transmission infrastructure investments. This reflects the rate that discounts the nominal amount of the consideration to the price that the customer (which is deemed to be the Grantor) would pay in cash for the goods or services when (or as) they transfer to the customer. The interest rates implicit in the contract are defined at the beginning of the investments and take into account the credit risk of the counterparty.

When the tariff set is changed at the time of the periodic tariff reviews, the contract asset is remeasured, discounting the expected future cashflows (RAPs) using the contract original discount rate, implicit in the contract. The amount remeasured is confronted to the carrying amount and the difference is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) at the date of the contract modification (the adjustment to revenue is made on a cumulative catch-up basis).

Consideration monthly received is allocated to revenue related to the operation and maintenance service and to the collection of the contract asset related to the construction service based on their relative fair value.

Financial portion of remuneration and depreciation unpaid since the extensions of concessions in accordance with Law 12,783/2013: corresponding to the financial portion of remuneration for the assets related to the Existing Basic System Network (RBSE), that represents the amount payable from the date of the extension of the concessions until it was incorporated into the tariff (January 1, 2013 until June 30, 2017), to be collected over a period of eight years.

The amounts to be received are subject to the applicable regulatory rules in the tariff process, including the mechanisms that monitor and measure efficiency. In this new context, the unconditional right to consideration depends on the satisfaction of the performance obligation to operate and maintain, and is, thus, characterized as a contract asset and it is only reclassified to financial assets after an authorizing dispatch by Aneel to satisfied obligations.

Generation segment: The concession rights paid for the concession contracts granted by the Brazilian Grantor (Aneel) in November 2015, are classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

In 2021, due to the concession extension of the hydroelectric plants participating in the ‘Mecanismo de Realocação de Energia’ (‘MRE'), relating to the compensation for non-hydrological risks specified in Law 14,052/2020, an intangible asset was recognized. The concession extension right, granted by such law, was classified as an intangible asset because it enables the plants to be used to generate revenues arising from sale of the energy produced for a period longer than the one specified in their original contracts. The intangible was measured at fair value at initial recognition. The asset is amortized using the straight-line method for the remaining period of the concession. For more details see Note 18.

f)	Intangible assets

Intangible assets are mainly comprised of the right provided in service concession contracts as described in topic (e) above as well as software. Intangible assets are stated at cost, less amortization, and any accumulated impairments when applicable. Amortization rates are shown in Note 18.

Any gain or loss arising on derecognition of an intangible asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.

g)	Property, plant and equipment

Property, plant and equipment are stated at the cost, including deemed cost (upon initial application of IFRSs), decommissioning costs and capitalized borrowing costs, less accumulated depreciation and impairment, if there is.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, or in certain circumstances, the concession term, whatever is shorter. Depreciation rates are shown in Note 17.

Any gain or loss arising on derecognition of a property, plant and equipment, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.

h)	Impairment

In assessing impairment of financial assets, the Company uses historical trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

Additionally, management revises, annually, the carrying amount of non-financial assets, for the purpose of assessing if there is any indication, such as events or changes in the economic, operational or technological conditions that an asset may be impaired. If any indication exists, or when annual impairment testing of an asset is required, the Company estimates the asset’s recoverable amount. The recoverable amount of an asset or cash generating unit is defined as the higher between its value in use and its fair value less costs to sell. When the carrying amount of an asset or cash generating unit exceeds its recoverable amount, an impairment loss is recognized, adjusting the carrying amount of the asset or cash generating unit to its recoverable amount.

i)	Employee benefits

The liability recorded in the consolidated statement of financial position related the Company’s retirement benefit pension plan obligations, is the greater of: (a) the amount to be paid in accordance with the terms of the pension plan for amortization of the actuarial obligations, and (b) the present value of the actuarial obligation, as calculated by a qualified actuary, less the fair value of the plan’s assets, and adjusted for unrecognized actuarial gains and losses. The actuarial valuation involves use of assumptions about discount rates, expected rates of return on assets, future salary increases, mortality rates and future increases in retirement and pension benefits. The assumptions are reviewed at each data base. For more information on the assumptions used, see Note 24.

Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

Actuarial gains and losses arising as a result of changes in actuarial assumptions are recognized in other comprehensive income and shall not be reclassified to income statement in a subsequent period.

The past service cost, due change or withdrawal of the defined benefit plan, and the gain or loss on settlement of obligations, are determined by remeasurement of the net present value of the obligation, using the revised actuarial assumptions, and is recognized directly in the income statement for the year in which the change, withdrawal or settlement is made.

Short-term benefits to employees: Employees’ profit sharing as determined in the Company’s by-laws are recorded in accordance with the collective agreement established with the employees’ union and recorded in employees’ and managers’ profit sharing in the statement of income.

j)	Income tax and social contribution tax

The income tax and social contribution tax expenses represents the total amount of current and deferred taxes, which are presented separately in the financial statements. The Company is subject to the regular tax regime ‘Lucro Real’. However, its subsidiaries that can benefit from the favorable tax regime, according to tax law, analyze the payable tax projection for the next year, in order to determine the tax regime that reduces its taxes payment.

Deferred and current tax related to items recognized directly in equity or in other comprehensive income (OCI) are recognized directly in equity.

Periodically, in accordance with IFRIC 23, the Company and its subsidiaries evaluate positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Current

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offset against advances made.

Deferred

Deferred tax is recognized for temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base at the reporting date.

Deferred tax liabilities are recognized for all the inter-temporal tax differences. Deferred tax assets are recognized for all the temporary differences deductible and unused tax losses or unused tax credits, to the extent that it is probable that future taxable profit will be available for the temporary differences to be offset, except:

■	When the deferred tax (asset or liability) arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

■	In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
■	In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

These taxes are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax and social contribution tax assets are reviewed at the reporting date, and are reduced to the extent that their realization is no longer probable or recognized to the extent that it becomes probable that future taxable profits will allow them to be recovered.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

k)	Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with.

The Company has operations in an area incentivized by SUDENE and recognize its right to a 75% reduction in income tax, including the 10% additional. Such tax incentives, in the form of exemption or reduction of income tax, comply with the concept of government grants and are recognized as income on a systematic basis over the periods that the related income tax expense for which it is intended to compensate, is recorded.

Given the legal restriction on the profit distribution corresponding to the tax incentive, the Company maintains the amount related to the incentive granted in a tax incentive reserve.

In addition, the Company receives amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs granted to users of the public energy distribution service. These amounts are recognized as revenue in the income statement in a monthly basis, at the moment that the Company acquire the right of receive them.

l)	Non-current assets classified as held for sale and discontinued operations

The Company classify non-current assets as held for sale when their carrying amount will be recovered, principally, through a sale transaction rather than through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition subject only to usual and customary terms for the sale of the asset (or group of assets) and its sale is considered highly probable. Management must be committed to the sale which is expected to be completed within one year from the date of classification. Assets held for sale are measured at the lower of its carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset, excluding finance expenses and income tax expenses.

Assets and liabilities classified as held for sale are presented separately as current items in the Statement of financial position.

Fixed assets (PP&E) and Intangible assets are not depreciated or amortized as long as they are classified as held for sale. Dividends received from jointly controlled entities and affiliates, classified as held for sale, are recognized in the Income statement, in view of the discontinuation of measurement by the equity method, under IFRS 5.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

■	represents a separate major line of business or geographical area of operations;
■	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
■	is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the reported profit from continuing operations, and are presented as a single amount, after taxes, based on discontinued operations, in the statement of income.

Additional disclosures are presented in Note 32. All the other notes to the financial statements include amounts for continuing operations, except when otherwise stated.

m)	Revenue recognition

In general, revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due.

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted and on the volume of energy delivered but not yet billed. In the case of the distribution concession contract, the unbilled revenue is estimated based on the volume of energy consumed and unbilled in the period. The supply is billed in monthly basis in accordance with the metering calendar in accordance with the sector’s regulations.

Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the period in which the services are provided. Unbilled retail supply of energy, from the period between the last measured consumption, according to the schedules specified in the concession regulation, and the end of each month is estimated based on the billing from the previous month or the contractual amount. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

The ‘Parcel A’ revenue and other financial components in tariff adjustments are recognized in the Statement of income when the energy acquisition costs effectively incurred are different from those considered by the Grantor to stablishes the energy distribution tariff.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

Revenues from supply of gas are recorded when the delivery has taken place, based on the volume measured and billed and the tariffs specified in the terms of the contract. The billing is carried out monthly. In addition, unbilled supply of gas, from the period between the last billing and the end of each month, is estimated based on the volume of gas delivered but not yet billed. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant and are recorded in the following month.

Revenues from transmission concession services are recognized in the Statement of income monthly and include:

■	Construction revenue corresponds to the performance obligation to build the transmission infrastructure, recognized based on the satisfaction of performance obligation over time. They are measured based on the cost incurred, including PIS/Pasep and Cofins taxes over the total revenues and the profit margin of the project.
■	Operation and maintenance revenue corresponds to the performance obligation of operation and maintenance specified in the transmission concession contract, after termination of the construction phase. They are recognized when the services are rendered and the invoices for the RAPs are issued.
■	Interest revenue in the contract asset recognized, recorded as transmission concession gross revenue in statement income. Revenue corresponds to the significant financing component in the contract asset and is recognized by the linear effective interest rate method based on the rate determined at the beginning of the investments, which is not subsequently changed. Company’s average implicit rates is 6.86%. The rates are determined for each authorization and are applied on the amount to be received (future cash flow) over the life of contract. This includes financial updating by the inflation index specified for each transmission contract.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

The profit margin on operation and maintenance of transmission infrastructure is determined based on the individual sale price of the service, based on available information costs incurred for the provision of services of operation and maintenance, on the value of the consideration that the entity expects to have the right in exchange for the services promised to the client, in cases where the Company’s transmission subsidiaries have the right, separately, to the remuneration for the activity of operation and maintenance, as per IFRS 15 – Revenue from contracts with clients.

The Resolution Aneel 729/2016 regulates the variable portion (‘Parcela Variável’ or ‘PV’), which is the pecuniary penalty applied by the grantor as a result of any unavailability’s or operational restrictions on facilities that are part of the National Grid and the surcharge corresponding to the pecuniary bonuses provided to concessionaries as an incentive to improve the transmissions facilities availability. The Company assessed the PV effects, based on historical data, and concluded that recognizing the occasional variable consideration arising from the PV estimated would not result in relevant account information. Therefore, for both situations described, it is recognized as an adjustment to revenue, either as an increase or a reduction of operation and maintenance revenue, when it occurs and the amount is deemed to be significant.

n)	Sales tax

Expenses and non-current assets acquired are recognized net of the amount of sales taxes when they are recoverable from the taxation authority.

o)	Finance income and expenses

Finance income is mainly comprised of interest income on funds invested, monetary adjustments on overdue receivables and interest income on other financial assets and liabilities. Interest income is recognized in the Statement of income using the effective interest method.

Finance expenses include interest expense on borrowings, and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. They also include the negative change in fair value on other financial assets and liabilities. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.

p)	Cash dividends

A liability to pay a dividend is recognized when the distribution is authorized or is enforced by law or Company’s bylaws and the distribution is no longer at the discretion of the Company.

q)	Segment reporting

The operating results of all operating segments for which discrete financial information is available, are reviewed regularly by the Company’s CEO, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CEO include items directly attributable to the segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Company’s headquarters) and head office expenses.

Segment capital expenditure is the total cost incurred during the year to acquire concession financial assets, intangible assets, concession contract assets and property, plant and equipment.

On 2021, the Company reassessed its operating segments and started disclosing its business segments of Trading, Holdings and Inter-segment Transactions, as a single segment. Due to the Company’s reassessment the corresponding information from previous years are being restated. More details see Note 5.

r)	Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a time in exchange for consideration. Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The contracts that contain a lease component are described in Note 19.

When recording a lease operation, the lessee recognizes a liability to make the payments (a lease liability) and an asset, representing the right to use the subject asset during the period of the leasing (an asset of right to use).

Right-of-use assets

Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as described in Note 19.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, amortization is calculated using the estimated useful life of the asset.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Company recognize separately the expenses of interest on the lease liability and the expense of depreciation of the asset of the right to use.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.